N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
BOA Platinum Edge
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?
Yes.

● If you withdraw money from a Guaranteed Period Option prior to its Maturity Date, you may be assessed a Contingent Deferred Sales Charge ("CDSC") of up to 5% (see
Contingent Deferred Sales Charges). For example, if the Contract Value in a
Guaranteed Period Option is $100,000, a withdrawal taken prior to the guaranteed
Period Option’s Maturity Date could result in a CDSC of up to $5,000. This loss will be greater if there is a negative MVA, taxes, or tax penalties.
● If you withdraw money from a Guaranteed Period Option prior to its Maturity Date, you will be assessed a Market Value Adjustment ("MVA"), which may be negative (see
Market Value Adjustment). The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn (see
Liquidity Risk). For example, for a Contract with a $100,000 investment, a withdrawal taken prior to the Guaranteed Period Option’s Maturity Date could result in an MVA of up to $100,000. This loss will be greater if there is a CDSC, taxes, or tax penalties. See
Charges and Adjustments.

Are There Transaction Charges	No.
Are there Ongoing Fees and Expenses?	No.

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.

● If you withdraw money from a Guaranteed Period Option prior to its Maturity Date, you may be assessed a Contingent Deferred Sales Charge ("CDSC") of up to 5% (see
Contingent Deferred Sales Charges). For example, if the Contract Value in a
Guaranteed Period Option is $100,000, a withdrawal taken prior to the guaranteed
Period Option’s Maturity Date could result in a CDSC of up to $5,000. This loss will be greater if there is a negative MVA, taxes, or tax penalties.
● If you withdraw money from a Guaranteed Period Option prior to its Maturity Date, you will be assessed a Market Value Adjustment ("MVA"), which may be negative (see
Market Value Adjustment). The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn (see
Liquidity Risk). For example, for a Contract with a $100,000 investment, a withdrawal taken prior to the Guaranteed Period Option’s Maturity Date could result in an MVA of up to $100,000. This loss will be greater if there is a CDSC, taxes, or tax penalties. See
Charges and Adjustments.

Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges	No.

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No.
Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?	No.

Index-Linked Option, Implicit Ongoing Fees [Text Block]	No.
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including a loss of principal (see Principal Risks).
Is This a Short-Term Investment?
No.

● The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide designed the contract to offer features, pricing, and investment options that encourage long-term ownership.
● If you withdraw money from a Guaranteed Period Option prior to its Maturity Date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. See Contingent
Deferred Sales Charges and Market Value Adjustment.
● At the end of each Maturity Date, the Contract Value will be reallocated according to the contract owner’s instructions. The Contract Owner may: 1) surrender the Guaranteed
Period Option, in part or in whole, without a Market Value Adjustment and/or a CDSC; 2)
wholly transfer the Guaranteed Period Option to another Guaranteed Period Option of the same or different duration without a Market Value Adjustment and/or a CDSC; 3)
partially transfer amounts of the Guaranteed Period Option to various Guaranteed
Period Options of different durations without a Market Value Adjustment or a CDSC; or
4) elect not to transfer or surrender all or a portion of the Guaranteed Period Option, in which case, the remaining portion of the Guaranteed Period Option will be automatically transferred to the Transition Account following the Maturity Date. See Actions on a
Guaranteed Period Option’s Maturity Date.
● If no direction is received by Nationwide prior to the Maturity Date of a Guaranteed
Period Option, all amounts in that Guaranteed Period Option will automatically be transferred to the Transition Account. See Actions on a Guaranteed Period Option’s
Maturity Date. Nationwide will declare a new interest rate each month which will apply to all funds in the Transition Account. Contact the Service Center or your financial professional for the current rates applicable to the Transition Account. See Transition
Account.

What Are the Risks Associated with the Investment Options?
● Withdrawals or transfers from a Guaranteed Period Option for any reason prior to the
Maturity Date, except for payment of the death benefit, are subject to an MVA. The MVA may decrease the value of the withdrawal or transfer. See Market Value Adjustment.
● There is no minimum Specified Interest Rate for any of the Guaranteed Period Options.
This means Nationwide could declare a 0.00% Specified Interest Rate for a Guaranteed
Period Option. See The Specified Interest Rate for the factors Nationwide uses to establish the Specified Interest Rates.
● The guarantees associated with the Guaranteed Period Options are the sole responsibility of Nationwide. The guarantees associated with the Guaranteed Period
Options are paid from Nationwide’s general account and, therefore, are subject to the rights of Nationwide’s creditors and ultimately, its overall claims paying ability.

See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Guaranteed Period
Options) are subject to the claims-paying ability of Nationwide. More information about
Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center section. See Principal Risks.

Investment Restrictions [Text Block]	Yes.● A minimum of $1,000 must be deposited into each Guarantee Period Option elected.● The Specified Interest Rate (the rate of interest guaranteed by Nationwide to be credited to allocations made to the Guaranteed Period Options for the corresponding Guaranteed Period) is only guaranteed if amounts remain in the Guaranteed Period Option until the Maturity Date.● Withdrawals or transfers from a Guaranteed Period Option for any reason prior to the Maturity Date, except for payment of the death benefit, are subject to an MVA. The MVA may decrease the value of the withdrawal or transfer.● Other than transfers made on a Maturity Date, Nationwide reserves the right to restrict transfers into and out of the Guaranteed Period Options to one per calendar year.● Transfers between Guaranteed Period Options prior to the expiration of a Guaranteed Period are not subject to a CDSC, however, any amount transferred to a new Guaranteed Period prior to maturity will be subject to a new CDSC schedule.● A Guaranteed Period always expires on a Maturity Date which will be the last day of a calendar quarter, which may last up to three months past the anniversary date of the allocation to the Guaranteed Period Option.● The Transition Account is a short-term liquid investment account and is not designed for long term investing.● Transfers from a Guaranteed Period Option to the Transition Account are not permitted prior to its Maturity Date.● The availability of certain options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations).See Guaranteed Period Options.
Key Information, Benefit Restrictions [Text Block]	Yes.● Withdrawals will reduce the death benefit. See Surrenders (Redemptions).● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations).
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the contract owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The first table describes the fees and expenses you will pay at the time you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge[1] ("CDSC") (as a percentage of Contract Value withdrawn)	5%
The CDSC for the 10-year Guaranteed Period Option is as follows:
Number of Completed Years in Guaranteed Period Option from Date of Purchase Payment	0	1	2	3	4	5	6	7	8	9	10
CDSC Percentage	5%	5%	4%	4%	3%	3%	2%	2%	1%	1%	0%
For Guarantee Period Options less than 10 years, the CDSC is not assessed once the Guaranteed Period Option reaches the Maturity Date. For example, if the 5-year Guaranteed Period Option is elected, the CDSC schedule is as follows:
Number of Completed Years in Guaranteed Period Option from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	5%	5%	4%	4%	3%	0%
[1]The CDSC applies to withdrawals and surrenders in excess of the greater of 1) 10% of the Contract Value; or 2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. The CDSC does not apply to withdrawals from the Transition Account. See Contingent Deferred Sales Charges.The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
MVA Maximum Potential Loss[1] (as a percentage of the Contract Value withdrawn)	100%
[1]Withdrawals and transfers from a Guaranteed Period Option for any reason prior to the Maturity Date, except for payment of the death benefit, are subject to an MVA.
Transaction Expenses [Table Text Block]	The first table describes the fees and expenses you will pay at the time you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge[1] ("CDSC") (as a percentage of Contract Value withdrawn)	5%
The CDSC for the 10-year Guaranteed Period Option is as follows:
Number of Completed Years in Guaranteed Period Option from Date of Purchase Payment	0	1	2	3	4	5	6	7	8	9	10
CDSC Percentage	5%	5%	4%	4%	3%	3%	2%	2%	1%	1%	0%
For Guarantee Period Options less than 10 years, the CDSC is not assessed once the Guaranteed Period Option reaches the Maturity Date. For example, if the 5-year Guaranteed Period Option is elected, the CDSC schedule is as follows:
Number of Completed Years in Guaranteed Period Option from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	5%	5%	4%	4%	3%	0%
[1]The CDSC applies to withdrawals and surrenders in excess of the greater of 1) 10% of the Contract Value; or 2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. The CDSC does not apply to withdrawals from the Transition Account. See Contingent Deferred Sales Charges.
Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC applies to withdrawals and surrenders in excess of the greater of 1) 10% of the Contract Value; or 2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. The CDSC does not apply to withdrawals from the Transition Account. See Contingent Deferred Sales Charges.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
MVA Maximum Potential Loss[1] (as a percentage of the Contract Value withdrawn)	100%
[1]Withdrawals and transfers from a Guaranteed Period Option for any reason prior to the Maturity Date, except for payment of the death benefit, are subject to an MVA.
Contract Adjustments, Fee Table [Table Text Block]
Adjustments
MVA Maximum Potential Loss[1] (as a percentage of the Contract Value withdrawn)	100%

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract owners should be aware of the following risks associated with owning the contract: Risk of Loss An investment in this contract is subject to the risk of loss, including loss of the principal investment and previously credited interest. Liquidity Risk The contract is designed to be a long-term investment, not a short-term investment. Withdrawals may be taken at any time prior to the Annuitization Date or death of the annuitant, but there may be negative consequences for doing so. Withdrawals for any reason prior to the Maturity Date, except for payment of the death benefit, are subject to a Market Value Adjustment. The Market Value Adjustment may decrease the value of the withdrawal and result in a loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn. The Market Value Adjustment is determined by the multiplication of a Market Value Adjustment factor by the Specified Value, or the portion of the Specified Value being withdrawn. Specified Value is the amount of the allocation to the Guaranteed Period Option, plus interest accrued at the specified interest rate minus prior distributions. If prevailing interest rates are higher than the specified interest rate in effect at the time of the Guaranteed Period Option allocation, Nationwide is likely to realize a loss when it liquidates assets in order to process a surrender or transfer; and therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the distribution. See Market Value Adjustment for more information regarding the Market Value Adjustment. Withdraws from a Guaranteed Period Option prior to its Maturity Date may be assessed a CDSC of up to 5% (see Contingent Deferred Sales Charges). Any withdrawal may also be subject to a 10% additional federal tax if taken before age 59½. This contract may not be appropriate if you plan on taking partial withdrawals or a full surrender prior to age 59½. Nationwide may defer payment for a partial withdrawal or full surrender under this contract for up to six months if the insurance regulatory authority of the state in which the contract is issued approves such deferral. See Surrenders (Redemptions). Nationwide’s Financial Strength and Claims Paying Ability Risk Nationwide’s general account assets support its obligations under the contract and are subject to claims by its creditors. As such, guarantees under the contract are subject to Nationwide’s financial strength and claims-paying ability. There is a risk that Nationwide may default on those guarantees. Contract owners need to consider Nationwide’s financial strength and claims-paying ability in meeting its guarantees under the contract. To request additional information about Nationwide, contact the Service Center. Changes to the Available Guaranteed Period Options Risk Nationwide reserves the right to add or eliminate Guaranteed Period Options as investment options. Business Continuity Risk Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired. Cyber Security Risk Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses and administer the contract (e.g., calculate Contract Values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks .The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, intermediaries, and service providers may adversely affect Nationwide and Contract Values. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, or intermediaries will avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that Contract administration or Contract Values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Item 10. Benefits Available [Line Items]
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Death benefit is equal to the Contract Value ● Neither a Market Value Adjustment nor a CDSC is assessed

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract The following is a list of Guaranteed Period Options currently available under the contract. The availability of certain options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations). Note: If amounts are withdrawn from a Guaranteed Period Option before the end of its Guaranteed Period, Nationwide will apply a Market Value Adjustment. This may result in a significant reduction in your contract value. See Guaranteed Period Options and Market Value Adjustment.
Name	Guaranteed Period	Minimum Guaranteed Specified Interest Rate
3-year Guaranteed Period Option	3 Years	0%
4-year Guaranteed Period Option	4 Years	0%
5-year Guaranteed Period Option	5 Years	0%
6-year Guaranteed Period Option	6 Years	0%
7-year Guaranteed Period Option	7 Years	0%
8-year Guaranteed Period Option	8 Years	0%
9-year Guaranteed Period Option	9 Years	0%
10-year Guaranteed Period Option	10 Years	0%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Guaranteed Period Options currently available under the contract. The availability of certain options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations). Note: If amounts are withdrawn from a Guaranteed Period Option before the end of its Guaranteed Period, Nationwide will apply a Market Value Adjustment. This may result in a significant reduction in your contract value. See Guaranteed Period Options and Market Value Adjustment.
Fixed Options Available [Table Text Block]
Name	Guaranteed Period	Minimum Guaranteed Specified Interest Rate
3-year Guaranteed Period Option	3 Years	0%
4-year Guaranteed Period Option	4 Years	0%
5-year Guaranteed Period Option	5 Years	0%
6-year Guaranteed Period Option	6 Years	0%
7-year Guaranteed Period Option	7 Years	0%
8-year Guaranteed Period Option	8 Years	0%
9-year Guaranteed Period Option	9 Years	0%
10-year Guaranteed Period Option	10 Years	0%

Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts Subject to a Contract Adjustment(a)
Name of Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
The Best of America Platinum Edge® Annuity	1,195	$129,270,849.93	11	$2,839,430.85	$37,330,005.48	No
(b)Not applicable.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	The Best of America Platinum Edge® Annuity
Non-variable Annuities, Number Outstanding	1,195
Non-variable Annuities, Total Value	$ 129,270,849.93
Non-variable Annuities, Number Sold	11
Non-variable Annuities, Gross Premiums	$ 2,839,430.85
Non-variable Annuities, Value Redeemed	$ 37,330,005.48
BOA Platinum Edge | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Death benefit is equal to the Contract Value● Neither a Market Value Adjustment nor a CDSC is assessed
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value) Prior to the Annuitization Date, the death benefit is equal to the Contract Value on the date the death benefit is payable. Death Benefit
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

BOA Platinum Edge | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments Market Value Adjustment (MVA) Except for payment of the death benefit, withdrawals for any reason prior to the expiration of the Guaranteed Period, including to annuitize the contract, are subject to a Market Value Adjustment. In addition, transfers between Guaranteed Period Options prior to the expiration of a Guaranteed Period are subject to a Market Value Adjustment. The Market Value Adjustment may either increase or decrease the amount of the withdrawal or transfer. You may lose a significant amount of money due to a negative Market Value Adjustment. See Market Value Adjustment.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Except for payment of the death benefit, withdrawals for any reason prior to the expiration of the Guaranteed Period, including to annuitize the contract, are subject to a Market Value Adjustment. In addition, transfers between Guaranteed Period Options prior to the expiration of a Guaranteed Period are subject to a Market Value Adjustment.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you withdraw money from a Guaranteed Period Option prior to its Maturity Date, you will be assessed a Market Value Adjustment ("MVA"), which may be negative (see Market Value Adjustment). The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn (see Liquidity Risk). For example, for a Contract with a $100,000 investment, a withdrawal taken prior to the Guaranteed Period Option’s Maturity Date could result in an MVA of up to $100,000. This loss will be greater if there is a CDSC, taxes, or tax penalties. See Charges and Adjustments.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, for a Contract with a $100,000 investment, a withdrawal taken prior to the Guaranteed Period Option’s Maturity Date could result in an MVA of up to $100,000. This loss will be greater if there is a CDSC, taxes, or tax penalties. See Charges and Adjustments.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value Adjustment General Information Regarding the Market Value Adjustment Guaranteed Period Options which are surrendered, transferred or distributed for any reason, except to pay the death benefit, prior to the Maturity Date for the Guaranteed Period Option will be subject to a Market Value Adjustment. The Market Value Adjustment is determined by the multiplication of a Market Value Adjustment factor (arrived at by calculation of the Market Value Adjustment formula) by the Specified Value, or the portion of the Specified Value being withdrawn. Specified Value is the amount of the allocation to the Guaranteed Period Option, plus interest accrued at the specified interest rate minus prior distributions. The Market Value Adjustment may either increase or decrease the amount of the distribution. Under extreme circumstances, a negative Market Value Adjustment could result in a loss of 100% of the amount withdrawn or transferred from the Guaranteed Period Option. The Market Value Adjustment is intended to approximate, without duplicating, Nationwide's experience when it liquidates assets in order to satisfy contractual obligations. Such obligations arise when contract owners make withdrawals or transfers, or when the operation of the Contract requires a distribution, such as a death benefit. When liquidating assets, Nationwide may realize either a gain or a loss. If prevailing interest rates are higher than the specified interest rate in effect at the time of the Guaranteed Period Option allocation, Nationwide is likely to realize a loss when it liquidates assets in order to process a surrender or transfer; and therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the distribution. Conversely, if prevailing interest rates are lower than the specified interest rate in effect at the time of the Guaranteed Period Option allocation, Nationwide is likely to realize a gain when it liquidates assets in order to process a surrender or transfer; therefore, application of the Market Value Adjustment under such circumstances will likely increase the amount of the distribution. Nationwide measures the relationship between prevailing interest rates and the Specified Interest Rates it declares through the Market Value Adjustment formula, and relies on the interest rate swap yields to represent both prevailing interest rates and Specified Interest Rates. The Market Value Adjustment formula and the Interest Rate Swap are described more fully below. A contract owner may call the Service Center to obtain the current Market Value Adjustment applicable to each of their Guaranteed Term Options. The Market Value Adjustment fluctuates daily, and the quoted Market Value Adjustment may differ from the actual Market Value Adjustment assessed on a withdrawal or transfer. Interest Rate Swap The Market Value Adjustment formula for deriving the Market Value Adjustment factor is based on Interest Rate Swaps which are published on a regular basis. Nationwide utilizes Interest Rate Swaps in its Market Value Adjustment formula because they represent a readily available and consistently reliable interest rate benchmark in financial markets, which can be relied upon to reflect the relationship between Specified Interest Rates declared by Nationwide and the prospective interest rate fluctuations. Interest Rate Swap quotations for 1, 2, 3, 4, 5, 7 and 10-years are published on a regular basis. To the extent that the Market Value Adjustment formula shown below requires a rate associated with a maturity not published (such as a 6, 8 or 9-year maturity), Nationwide will calculate such rates based on the relationship of the published rates. For example, if the published 5-year rate is 6% and the published 7-year rate is 6.50%, the 6-year rate will be calculated as 6.25%. The Market Value Adjustment Formula The Market Value Adjustment formula is utilized when a distribution is made from a Guaranteed Period Option during the Guaranteed Period. The Market Value Adjustment is a calculation expressing the relationship between three factors: (1)the Interest Rate Swap yield for the period of time coinciding with the Guaranteed Period of the Guaranteed Period Option; (2)the Interest Rate Swap yield for a period coinciding with the time remaining in the Guaranteed Period of a Guaranteed Period Option when a distribution giving rise to a Market Value Adjustment occurs; and (3)the number of days remaining in the Guaranteed Period of the Guaranteed Period Option. The formula for determining the Market Value Adjustment factor is:
[		]	t
(1 + a)
(1 + b + .0025)

Where:
a	=	the Interest Rate Swap for a period equivalent to the Guaranteed Period at the time of deposit in the Guaranteed Period Option;
b	=
the Interest Rate Swap at the time of distribution for a period of time equivalent to the time remaining in the
Guaranteed Period. In determining the number of years to maturity, any partial year will be counted as a full year, unless it would cause the number of years to exceed the Guaranteed Period; and

t	=	the number of days until the Maturity Date, divided by 365.25.
In the case of "a" above, the Interest Rate Swap utilized will be the rate published for the date two days prior to the date of an allocation to the Guaranteed Period Option was made. If no rate is published for a given date, then the most recent published rate available will be utilized. In the case of "b" above, the Interest Rate Swap utilized will be the rate published for the two days prior to the date of withdrawal, transfer or distribution. If no rate is published for a given date, then the most recent published rate available will be utilized. The Market Value Adjustment factor will be equal to one during the Investment Period. The Market Value Adjustment formula shown above also accounts for some of the administrative and processing expenses incurred when fixed-interest investments are liquidated. This is represented in the addition of .0025 in the Market Value Adjustment formula. The result of the Market Value Adjustment formula shown above is the Market Value Adjustment factor. The Market Value Adjustment factor is multiplied by the Specified Value, or that portion of the Specified Value being distributed from a Guaranteed Period Option in order to effect a Market Value Adjustment. The Market Value Adjustment factor will either be greater, less than or equal to one and will be multiplied by the Specified Value or that portion of the Specified Value being withdrawn, from the Guaranteed Period Option for any reason except payment of the death benefit. If the result is greater than one, a gain will be realized by the contract owner; if less than one, a loss will be realized. If the Market Value Adjustment factor is exactly one, no gain or loss will be realized. If Interest Rate Swaps are no longer published by a commercially reasonable and publicly available source, or if, for any other reason, Interest Rate Swaps are not available, Nationwide will use appropriate rates based on the U.S. Treasury Bond yields. Examples of how to calculate Market Value Adjustments are provided in Appendix D: MVA Examples.
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	Guaranteed Period Options which are surrendered, transferred or distributed for any reason, except to pay the death benefit, prior to the Maturity Date for the Guaranteed Period Option will be subject to a Market Value Adjustment.
Contract Adjustment, Applicable Transaction [Text Block]	Appendix D: MVA Examples Example A Assume that a contract owner made a $10,000 allocation on the last day of a calendar quarter into a 5-year Guaranteed Period Option. The Specified Interest Rate at the time is 8.5% and the 5-year interest rate swap in effect is 8%. The contract owner decides to surrender the Guaranteed Period Option 985 days from maturity. The Specified Value of the Guaranteed Period Option is $12,067.96. At this time, the 3-year interest rate swap is 7%. (985/365.25 is 2.69, which rounds up to 3.)
		[		]	d
			1 + a		365.25
MVA Factor	=		1 + b + 0.0025

		[		]	985
			1 + 0.08		365.25
MVA Factor	=		1 + 0.07 + 0.0025

MVA Factor	=		1.01897
Surrender Value	=	Specified Value	x	MVA Factor
Surrender Value	=	$12,067.96	x	1.01897
*Surrender Value	=		$12,296.89
*Assumes no contingent deferred sales charges are applicable. Specified Value (for purposes of the Example) = the amount of the Guaranteed Period Option allocation ($10,000), plus interest accrued at the Specified Interest Rate (8.5%).
a	=	the Interest Rate Swap for a period equivalent to the Guaranteed Period at the time of deposit in the Guaranteed Period Option;
b	=
the Interest Rate Swap at the time of distribution for a period of time equivalent to the time remaining in the
Guaranteed Period. In determining the number of years to maturity, any partial year will be counted as a full year, unless it would cause the number of years to exceed the Guaranteed Period; and

c	=	the number of days remaining in the Guaranteed Period.
Example B Assume that a contract owner made a $10,000 allocation on the last day of a calendar quarter into a 5-year Guaranteed Period Option. The Specified Interest Rate at the time is 8.5% and the 5-year interest rate swap in effect is 8%. The contract owner decides to surrender his money 985 days from maturity. The Specified Value of the Guaranteed Period Option is $12,067.96. At this time, the 3-year interest rate swap is 9%. (985/365.25 is 2.69, which rounds up to 3.)
		[		]	d
			1 + a		365.25
MVA Factor	=		1 + b + 0.0025

		[		]	985
			1 + 0.08		365.25
MVA Factor	=		1 + 0.09 + 0.0025

MVA Factor	=		0.96944
Surrender Value	=	Specified Value	x	MVA Factor
Surrender Value	=	$12,067.96	x	0.96944
*Surrender Value	=		$11,699.17
*Assumes no contingent deferred sales charges are applicable. Specified Value (for purposes of the Example) = the amount of the Guaranteed Period Option allocation ($10,000), plus interest accrued at the Specified Interest Rate (8.5%).
a	=	the Interest Rate Swap for a period equivalent to the Guaranteed Period at the time of deposit in the Guaranteed Period Option;
b	=
the Interest Rate Swap at the time of distribution for a period of time equivalent to the time remaining in the
Guaranteed Period. In determining the number of years to maturity, any partial year will be counted as a full year, unless it would cause the number of years to exceed the Guaranteed Period; and

d	=	the number of days remaining in the Guaranteed Period.
The table set forth below illustrates the impact of a Market Value Adjustment applied upon a full surrender of a 10-year Guaranteed Period Option allocation, at various stages of the corresponding Guaranteed Period. These figures are based on Interest Rate Swap of 8% (a in the Market Value Adjustment formula) and varying current yield Interest Rate Swap shown in the first column (b in the Market Value Adjustment formula).
Current Yield	Time Remaining to the End of the Guaranteed Period	Specified Value	Market Value Adjustment	Market Value
12%	9	$10,850	-29.35%	$7,665
	7	$12,776	-23.68%	$9,751
	5	$15,040	-17.56%	$12,399
	2	$19,215	-7.43%	$17,786
	180	$21,733	-1.88%	$21,323
10%	9	$10,850	-16.94%	$9,012
	7	$12,776	-13.44%	$11,059
	5	$15,040	-9.80%	$13,566
	2	$19,215	-4.04%	$18,438
	180	$21,733	-1.01%	$21,513
9%	9	$10,850	-9.84%	$9,782
	7	$12,776	-7.74%	$11,787
	5	$15,040	-5.59%	$14,199
	2	$19,215	-2.28%	$18,777
	180	$21,733	-0.57%	$21,610
8%	9	$10,850	-2.06%	$10,627
	7	$12,776	-1.61%	$12,571
	5	$15,040	-1.15%	$14,867
	2	$19,215	-0.46%	$19,126
	180	$21,733	-0.11%	$21,708
7%	9	$10,850	6.47%	$11,552
	7	$12,776	5.00%	$13,414
	5	$15,040	3.55%	$15,573
	2	$19,215	1.40%	$19,484
	180	$21,733	0.34%	$21,808
6%	9	$10,850	15.84%	$12,569
	7	$12,776	12.11%	$14,324
	5	$15,040	8.51%	$16,321
	2	$19,215	3.32%	$19,853
	180	$21,733	0.81%	$21,909
4%	9	$10,850	37.45%	$14,914
	7	$12,776	28.07%	$16,362
	5	$15,040	19.33%	$17,948
	2	$19,215	7.32%	$20,623
	180	$21,733	1.76%	$22,115

Contract Adjustment, Manner Determined [Text Block]	The Market Value Adjustment Formula The Market Value Adjustment formula is utilized when a distribution is made from a Guaranteed Period Option during the Guaranteed Period. The Market Value Adjustment is a calculation expressing the relationship between three factors: (1)the Interest Rate Swap yield for the period of time coinciding with the Guaranteed Period of the Guaranteed Period Option; (2)the Interest Rate Swap yield for a period coinciding with the time remaining in the Guaranteed Period of a Guaranteed Period Option when a distribution giving rise to a Market Value Adjustment occurs; and (3)the number of days remaining in the Guaranteed Period of the Guaranteed Period Option. The formula for determining the Market Value Adjustment factor is:
[		]	t
(1 + a)
(1 + b + .0025)

Where:
a	=	the Interest Rate Swap for a period equivalent to the Guaranteed Period at the time of deposit in the Guaranteed Period Option;
b	=
the Interest Rate Swap at the time of distribution for a period of time equivalent to the time remaining in the
Guaranteed Period. In determining the number of years to maturity, any partial year will be counted as a full year, unless it would cause the number of years to exceed the Guaranteed Period; and

t	=	the number of days until the Maturity Date, divided by 365.25.
In the case of "a" above, the Interest Rate Swap utilized will be the rate published for the date two days prior to the date of an allocation to the Guaranteed Period Option was made. If no rate is published for a given date, then the most recent published rate available will be utilized. In the case of "b" above, the Interest Rate Swap utilized will be the rate published for the two days prior to the date of withdrawal, transfer or distribution. If no rate is published for a given date, then the most recent published rate available will be utilized.
BOA Platinum Edge | Guaranteed Period Option 3 Year
Fixed Option [Line Items]
Fixed Option Available, Name	3-year Guaranteed Period Option
Fixed Option Available, Term	3 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 4 Year
Fixed Option [Line Items]
Fixed Option Available, Name	4-year Guaranteed Period Option
Fixed Option Available, Term	4 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 5 Year
Fixed Option [Line Items]
Fixed Option Available, Name	5-year Guaranteed Period Option
Fixed Option Available, Term	5 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 6 Year
Fixed Option [Line Items]
Fixed Option Available, Name	6-year Guaranteed Period Option
Fixed Option Available, Term	6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 7 Year
Fixed Option [Line Items]
Fixed Option Available, Name	7-year Guaranteed Period Option
Fixed Option Available, Term	7 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 8 Year
Fixed Option [Line Items]
Fixed Option Available, Name	8-year Guaranteed Period Option
Fixed Option Available, Term	8 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 9 Year
Fixed Option [Line Items]
Fixed Option Available, Name	9-year Guaranteed Period Option
Fixed Option Available, Term	9 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option 10 Year
Fixed Option [Line Items]
Fixed Option Available, Name	10-year Guaranteed Period Option
Fixed Option Available, Term	10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
BOA Platinum Edge | Guaranteed Period Option
Fixed Option Details [Line Items]
Fixed Option Details, Name	Guaranteed Period Option
Fixed Option Details, Description [Text Block]	Guaranteed Period Options Guaranteed Period Options provide for a guaranteed interest rate ("Specified Interest Rate"), to be credited as long as any amount allocated to the Guaranteed Period Option is not distributed for any reason, prior to the Maturity Date of the Guaranteed Period Option. Each Guaranteed Period Option has a Guarantee Period. Generally, a 3-year Guaranteed Period Option offers guaranteed interest at a Specified Interest Rate over 3 years, a 4-year Guaranteed Period Option offers guaranteed interest at a Specified Interest Rate over 4 years, and so on. Because every Guaranteed Period Option will mature on the last day of a calendar quarter, the Guaranteed Period of a Guaranteed Period Option may extend for up to 3 months beyond the 3, 4, 5, 6, 7, 8, 9, or 10-year anniversary of allocations made to 3, 4, 5, 6, 7, 8, 9, or 10-year Guaranteed Period Option, respectively. Information regarding the features of each currently offered Guaranteed Period Option, including (i) the Guaranteed Period Option name; (ii) the Guaranteed Period; and (iii) its guaranteed minimum Specified Interest Rate, is available in Appendix A: Investment Options Available Under the Contract. Amounts allocated to a Guaranteed Period Option will be credited at the Specified Interest Rate for the duration of the Guaranteed Period associated with the Guaranteed Period Option. Specified Interest Rates for each Guaranteed Period Option are declared periodically at the sole discretion of Nationwide. The Investment Period is the period of time during which declared Specified Interest Rates will be effective for new allocations. Investment Periods will typically last for one week, but may be longer or shorter depending on interest rate fluctuations in financial markets. During any particular Investment Period, any transfer allocation or new purchase payment allocation to a Guaranteed Period Option will earn the Specified Interest Rate effective for that Investment Period for the duration of the Guaranteed Period of the Guaranteed Period Option (see The Specified Interest Rate and Guaranteed Periods). The Specified Interest Rate will be credited daily to amounts allocated to a Guaranteed Period Option, providing an annual effective yield. The Specified Interest Rate will continue to be credited as long as allocations receiving that rate remain in the Guaranteed Period Option until the Maturity Date. However, any surrenders, transfers or withdrawals for any reason, except to pay the death benefit, prior to the Maturity Date will be subject to a Market Value Adjustment (see Market Value Adjustment). The Specified Interest Rate The Specified Interest Rate is the rate of interest guaranteed by Nationwide to be credited to allocations made to the Guaranteed Period Options for the corresponding Guaranteed Period, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date. Different Specified Interest Rates may be established for the eight different Guaranteed Period Options. Generally, Nationwide will declare new Specified Interest Rates weekly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. Nationwide observes no specific method in establishing the Specified Interest Rates. However, Nationwide will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Guaranteed Periods of the Guaranteed Period Options. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. Nationwide has no way of predicting what Specified Interest Rates may be declared in the future. There is no minimum Specified Interest Rate for any of the Guaranteed Period Options. Contact the Service Center or your financial professional for the current Specified Interest Rates. The Investment Period The Investment Period is the period of time during which a particular Specified Interest Rate is in effect for new allocations to the various Guaranteed Period Options. All allocations made to a Guaranteed Period Option during an Investment Period are credited with the Specified Interest Rate in effect at the time of allocation. An Investment Period ends when a new Specified Interest Rate relative to the applicable Guaranteed Period Option is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Guaranteed Period Options during prior Investment Periods. Prior allocations to the Guaranteed Period Option will be credited with the Specified Interest Rate in effect when the allocation was made. The Specified Interest Rate is credited to allocations made to Guaranteed Period Options on a daily basis, resulting in an annual effective yield, guaranteed by Nationwide, unless amounts are withdrawn or transferred from the Guaranteed Period Option for any reason prior to the Maturity Date. The Specified Interest Rate will be credited for the entire Guaranteed Period associated with the Guaranteed Period Option. If amounts are withdrawn or transferred from the Guaranteed Period Option for any reason, except payment of the death benefit, prior to the Maturity Date, a Market Value Adjustment will be applied to the amount withdrawn or transferred. Information concerning the Specified Interest Rates in effect for the various Guaranteed Period Options can be obtained by contacting the Service Center. Guaranteed Periods The Guaranteed Period is the period of time corresponding with the selected Guaranteed Period Option for which the Specified Interest Rate is guaranteed to be in effect, so long as the amounts allocated remain in the Guaranteed Period Option until the Maturity Date. A Guaranteed Period always expires on a Maturity Date which will be the last day of a calendar quarter, which may last up to three months past the anniversary date of the allocation to the Guaranteed Period Option. For example, if an allocation is made to a 10 year Guaranteed Period Option on February 1, 2015, the Specified Interest Rate for that Guaranteed Period Option will be credited until March 31, 2025; the Guaranteed Period will begin on February 1, 2015 and end on March 31, 2025. Guaranteed Periods will be exactly 3, 4, 5, 6, 7, 8, 9, or 10 years only when an allocation to a Guaranteed Period Option occurs on the last day of a calendar quarter. Actions on a Guaranteed Period Option’s Maturity Date Nationwide will send notice to contract owners of impending Maturity Dates (always the last day of a calendar quarter) at least 90 days prior to the end of a Guaranteed Period. The notice will include the projected value of the Guaranteed Period Option on the Maturity Date. Once the Guaranteed Period Option matures, contract owners may: (1)surrender the Guaranteed Period Option, in part or in whole, without a Market Value Adjustment and/or a CDSC; (2)wholly transfer the Guaranteed Period Option to another Guaranteed Period Option of the same or different duration without a Market Value Adjustment and/or a CDSC. A confirmation of any such transfer will be sent immediately after the transfer is processed; (3)partially transfer amounts of the Guaranteed Period Option to various Guaranteed Period Options of different durations without a Market Value Adjustment or a CDSC. A confirmation of any such transfer will be sent immediately after the transfer is processed; or (4)elect not to transfer or surrender all or a portion of the Guaranteed Period Option, in which case, the remaining portion of the Guaranteed Period Option will be automatically transferred to the Transition Account following the Maturity Date. A confirmation will be sent immediately after the automatic transfer is executed.If no direction is received by Nationwide prior to the Maturity Date of a Guaranteed Period Option all amounts in that Guaranteed Period Option will automatically be transferred to the Transition Account. Transition Account Amounts not allocated to a Guaranteed Period Option are held in the Transition Account. The Transition Account is a short-term liquid investment account. The Transition Account is not designed for long term investing. Nationwide will declare a new interest rate each month which will apply to all funds in the Transition Account. Transfers or surrenders from the Transition Account may be made at any time without application of a Market Value Adjustment or a CDSC.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Specified Interest Rate The Specified Interest Rate is the rate of interest guaranteed by Nationwide to be credited to allocations made to the Guaranteed Period Options for the corresponding Guaranteed Period, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date. Different Specified Interest Rates may be established for the eight different Guaranteed Period Options. Generally, Nationwide will declare new Specified Interest Rates weekly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. Nationwide observes no specific method in establishing the Specified Interest Rates. However, Nationwide will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Guaranteed Periods of the Guaranteed Period Options. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. Nationwide has no way of predicting what Specified Interest Rates may be declared in the future. There is no minimum Specified Interest Rate for any of the Guaranteed Period Options. Contact the Service Center or your financial professional for the current Specified Interest Rates.
Fixed Option Details, Term [Text Block]	The Investment Period The Investment Period is the period of time during which a particular Specified Interest Rate is in effect for new allocations to the various Guaranteed Period Options. All allocations made to a Guaranteed Period Option during an Investment Period are credited with the Specified Interest Rate in effect at the time of allocation. An Investment Period ends when a new Specified Interest Rate relative to the applicable Guaranteed Period Option is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Guaranteed Period Options during prior Investment Periods. Prior allocations to the Guaranteed Period Option will be credited with the Specified Interest Rate in effect when the allocation was made. The Specified Interest Rate is credited to allocations made to Guaranteed Period Options on a daily basis, resulting in an annual effective yield, guaranteed by Nationwide, unless amounts are withdrawn or transferred from the Guaranteed Period Option for any reason prior to the Maturity Date. The Specified Interest Rate will be credited for the entire Guaranteed Period associated with the Guaranteed Period Option. If amounts are withdrawn or transferred from the Guaranteed Period Option for any reason, except payment of the death benefit, prior to the Maturity Date, a Market Value Adjustment will be applied to the amount withdrawn or transferred. Information concerning the Specified Interest Rates in effect for the various Guaranteed Period Options can be obtained by contacting the Service Center. Guaranteed Periods The Guaranteed Period is the period of time corresponding with the selected Guaranteed Period Option for which the Specified Interest Rate is guaranteed to be in effect, so long as the amounts allocated remain in the Guaranteed Period Option until the Maturity Date. A Guaranteed Period always expires on a Maturity Date which will be the last day of a calendar quarter, which may last up to three months past the anniversary date of the allocation to the Guaranteed Period Option. For example, if an allocation is made to a 10 year Guaranteed Period Option on February 1, 2015, the Specified Interest Rate for that Guaranteed Period Option will be credited until March 31, 2025; the Guaranteed Period will begin on February 1, 2015 and end on March 31, 2025. Guaranteed Periods will be exactly 3, 4, 5, 6, 7, 8, 9, or 10 years only when an allocation to a Guaranteed Period Option occurs on the last day of a calendar quarter.
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Investor Reallocation [Text Block]	Once the Guaranteed Period Option matures, contract owners may: (1)surrender the Guaranteed Period Option, in part or in whole, without a Market Value Adjustment and/or a CDSC; (2)wholly transfer the Guaranteed Period Option to another Guaranteed Period Option of the same or different duration without a Market Value Adjustment and/or a CDSC. A confirmation of any such transfer will be sent immediately after the transfer is processed; (3)partially transfer amounts of the Guaranteed Period Option to various Guaranteed Period Options of different durations without a Market Value Adjustment or a CDSC. A confirmation of any such transfer will be sent immediately after the transfer is processed; or (4)elect not to transfer or surrender all or a portion of the Guaranteed Period Option, in which case, the remaining portion of the Guaranteed Period Option will be automatically transferred to the Transition Account following the Maturity Date. A confirmation will be sent immediately after the automatic transfer is executed.
Fixed Option Details, Notification of Availability [Text Block]	Actions on a Guaranteed Period Option’s Maturity Date Nationwide will send notice to contract owners of impending Maturity Dates (always the last day of a calendar quarter) at least 90 days prior to the end of a Guaranteed Period. The notice will include the projected value of the Guaranteed Period Option on the Maturity Date. Once the Guaranteed Period Option matures, contract owners may: (1)surrender the Guaranteed Period Option, in part or in whole, without a Market Value Adjustment and/or a CDSC; (2)wholly transfer the Guaranteed Period Option to another Guaranteed Period Option of the same or different duration without a Market Value Adjustment and/or a CDSC. A confirmation of any such transfer will be sent immediately after the transfer is processed; (3)partially transfer amounts of the Guaranteed Period Option to various Guaranteed Period Options of different durations without a Market Value Adjustment or a CDSC. A confirmation of any such transfer will be sent immediately after the transfer is processed; or (4)elect not to transfer or surrender all or a portion of the Guaranteed Period Option, in which case, the remaining portion of the Guaranteed Period Option will be automatically transferred to the Transition Account following the Maturity Date. A confirmation will be sent immediately after the automatic transfer is executed.If no direction is received by Nationwide prior to the Maturity Date of a Guaranteed Period Option all amounts in that Guaranteed Period Option will automatically be transferred to the Transition Account.
Fixed Option Details, Other Material Features [Text Block]	Transfers Transfers among the Guaranteed Period Options and the Transition Account must be made prior to the Annuitization Date. Transfers from a Guaranteed Period Option to another Guaranteed Period Option prior to its Maturity Date are subject to a Market Value Adjustment. Transfers from a Guaranteed Period Option to the Transition Account are not permitted prior to its Maturity Date. Transfers from the Transition Account may be made at anytime without the assessment of a CDSC or a Market Value Adjustment. The minimum amount that may be transferred either from or to any Guaranteed Period Option is $1,000.
BOA Platinum Edge | Guaranteed Period Option | Market Value Adjustment
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	If amounts are withdrawn or transferred from the Guaranteed Period Option for any reason, except payment of the death benefit, prior to the Maturity Date, a Market Value Adjustment will be applied to the amount withdrawn or transferred.
BOA Platinum Edge | Transition Account
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Default Reallocation [Text Block]	Transition Account Amounts not allocated to a Guaranteed Period Option are held in the Transition Account. The Transition Account is a short-term liquid investment account. The Transition Account is not designed for long term investing. Nationwide will declare a new interest rate each month which will apply to all funds in the Transition Account. Transfers or surrenders from the Transition Account may be made at any time without application of a Market Value Adjustment or a CDSC.
BOA Platinum Edge | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes.You can lose money by investing in this Contract, including a loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss An investment in this contract is subject to the risk of loss, including loss of the principal investment and previously credited interest.
BOA Platinum Edge | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.● The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide designed the contract to offer features, pricing, and investment options that encourage long-term ownership.● If you withdraw money from a Guaranteed Period Option prior to its Maturity Date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. See Contingent Deferred Sales Charges and Market Value Adjustment.● At the end of each Maturity Date, the Contract Value will be reallocated according to the contract owner’s instructions. The Contract Owner may: 1) surrender the Guaranteed Period Option, in part or in whole, without a Market Value Adjustment and/or a CDSC; 2) wholly transfer the Guaranteed Period Option to another Guaranteed Period Option of the same or different duration without a Market Value Adjustment and/or a CDSC; 3) partially transfer amounts of the Guaranteed Period Option to various Guaranteed Period Options of different durations without a Market Value Adjustment or a CDSC; or 4) elect not to transfer or surrender all or a portion of the Guaranteed Period Option, in which case, the remaining portion of the Guaranteed Period Option will be automatically transferred to the Transition Account following the Maturity Date. See Actions on a Guaranteed Period Option’s Maturity Date.● If no direction is received by Nationwide prior to the Maturity Date of a Guaranteed Period Option, all amounts in that Guaranteed Period Option will automatically be transferred to the Transition Account. See Actions on a Guaranteed Period Option’s Maturity Date. Nationwide will declare a new interest rate each month which will apply to all funds in the Transition Account. Contact the Service Center or your financial professional for the current rates applicable to the Transition Account. See Transition Account.
BOA Platinum Edge | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Withdrawals or transfers from a Guaranteed Period Option for any reason prior to the Maturity Date, except for payment of the death benefit, are subject to an MVA. The MVA may decrease the value of the withdrawal or transfer. See Market Value Adjustment.● There is no minimum Specified Interest Rate for any of the Guaranteed Period Options. This means Nationwide could declare a 0.00% Specified Interest Rate for a Guaranteed Period Option. See The Specified Interest Rate for the factors Nationwide uses to establish the Specified Interest Rates.● The guarantees associated with the Guaranteed Period Options are the sole responsibility of Nationwide. The guarantees associated with the Guaranteed Period Options are paid from Nationwide’s general account and, therefore, are subject to the rights of Nationwide’s creditors and ultimately, its overall claims paying ability.See Principal Risks.
BOA Platinum Edge | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk The contract is designed to be a long-term investment, not a short-term investment. Withdrawals may be taken at any time prior to the Annuitization Date or death of the annuitant, but there may be negative consequences for doing so. Withdrawals for any reason prior to the Maturity Date, except for payment of the death benefit, are subject to a Market Value Adjustment. The Market Value Adjustment may decrease the value of the withdrawal and result in a loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn. The Market Value Adjustment is determined by the multiplication of a Market Value Adjustment factor by the Specified Value, or the portion of the Specified Value being withdrawn. Specified Value is the amount of the allocation to the Guaranteed Period Option, plus interest accrued at the specified interest rate minus prior distributions. If prevailing interest rates are higher than the specified interest rate in effect at the time of the Guaranteed Period Option allocation, Nationwide is likely to realize a loss when it liquidates assets in order to process a surrender or transfer; and therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the distribution. See Market Value Adjustment for more information regarding the Market Value Adjustment. Withdraws from a Guaranteed Period Option prior to its Maturity Date may be assessed a CDSC of up to 5% (see Contingent Deferred Sales Charges). Any withdrawal may also be subject to a 10% additional federal tax if taken before age 59½. This contract may not be appropriate if you plan on taking partial withdrawals or a full surrender prior to age 59½. Nationwide may defer payment for a partial withdrawal or full surrender under this contract for up to six months if the insurance regulatory authority of the state in which the contract is issued approves such deferral. See Surrenders (Redemptions).
BOA Platinum Edge | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Guaranteed Period Options) are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center section. See Principal Risks.
BOA Platinum Edge | Contract Changes Risk [Member] | Guaranteed Period Option
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Changes to the Available Guaranteed Period Options Risk Nationwide reserves the right to add or eliminate Guaranteed Period Options as investment options.
BOA Platinum Edge | Nationwide's Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Nationwide’s Financial Strength and Claims Paying Ability Risk Nationwide’s general account assets support its obligations under the contract and are subject to claims by its creditors. As such, guarantees under the contract are subject to Nationwide’s financial strength and claims-paying ability. There is a risk that Nationwide may default on those guarantees. Contract owners need to consider Nationwide’s financial strength and claims-paying ability in meeting its guarantees under the contract. To request additional information about Nationwide, contact the Service Center.
BOA Platinum Edge | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Continuity Risk Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
BOA Platinum Edge | Cyber Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cyber Security Risk Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses and administer the contract (e.g., calculate Contract Values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks .The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, intermediaries, and service providers may adversely affect Nationwide and Contract Values. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, or intermediaries will avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that Contract administration or Contract Values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.